UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02809 and 811-10095

Name of Fund: BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2011

Date of reporting period: 12/31/2010

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Value Opportunities Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Value Opportunities LLC	$1,143,904,403

Total Investments (Cost - $887,156,514) – 100.1%	1,143,904,403
Liabilities in Excess of Other Assets – (0.1)%	(1,175,878)

Net Assets – 100.0%	$1,142,728,525

BlackRock Value Opportunities Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Value Opportunities LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2010, the value of the investment and the percentage owned by the Fund of the Master LLC was $1,143,904,403 and 99.5%, respectively.

•

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2010, the Fund’s investment in the Master LLC was classified as Level 2.

MASTER VALUE OPPORTUNITIES LLC	DECEMBER 31, 2010	1

Schedule of Investments December 31, 2010 (Unaudited)	Master Value Opportunities LLC (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 3.0%
Ceradyne, Inc. (a)	168,500	$5,312,805
Curtiss-Wright Corp.	255,900	8,495,880
Esterline Technologies Corp. (a)	160,800	11,029,272
Moog, Inc., Class A (a)	156,200	6,216,760
Triumph Group, Inc.	37,750	3,375,227

		34,429,944

Automobiles — 0.5%
Thor Industries, Inc.	178,000	6,044,880

Biotechnology — 1.3%
Exelixis, Inc. (a)	611,700	5,022,057
Myriad Genetics, Inc. (a)	163,600	3,736,624
PDL BioPharma, Inc. (b)	1,021,200	6,362,076

		15,120,757

Capital Markets — 1.0%
BGC Partners, Inc.	498,914	4,145,975
MVC Capital, Inc.	94,300	1,376,780
Piper Jaffray Cos. (a)	155,000	5,426,550

		10,949,305

Chemicals — 3.5%
Arch Chemicals, Inc.	175,100	6,641,543
Ferro Corp. (a)	291,400	4,266,096
Huntsman Corp.	657,400	10,262,014
OM Group, Inc. (a)	152,900	5,888,179
Rockwood Holdings, Inc. (a)	249,100	9,744,792
Spartech Corp. (a)	368,000	3,444,480

		40,247,104

Commercial Banks — 9.0%
Bank of Hawaii Corp.	89,600	4,230,016
Columbia Banking System, Inc.	107,800	2,270,268
Community Bank System, Inc.	284,100	7,889,457
Cullen/Frost Bankers, Inc.	142,929	8,735,820
East-West Bancorp, Inc.	570,700	11,157,185
First Financial Bankshares, Inc.	44,600	2,282,628
First Financial Corp.	67,964	2,388,255
First Horizon National Corp. (a)	1	12
First Midwest Bancorp, Inc.	401,500	4,625,280
Glacier Bancorp, Inc.	315,800	4,771,738
National Penn Bancshares, Inc.	848,600	6,814,258
Old National Bancorp	207,900	2,471,931
Pinnacle Financial Partners, Inc. (a)	336,200	4,565,596
Popular, Inc. (a)	367,165	1,152,898
PrivateBancorp, Inc.	515,400	7,411,452
S&T Bancorp, Inc. (b)	148,600	3,356,874
Sterling Bancshares, Inc.	925,847	6,499,446
Texas Capital Bancshares, Inc. (a)	135,600	2,884,212
UMB Financial Corp.	142,400	5,898,208
Umpqua Holdings Corp.	80,900	985,362
United Bankshares, Inc. (b)	237,500	6,935,000
Whitney Holding Corp.	256,800	3,633,720
Wintrust Financial Corp.	87,600	2,893,428

		103,853,044

Communications Equipment — 3.2%
Arris Group, Inc. (a)	842,900	9,457,338
CommScope, Inc. (a)	70,000	2,185,400
Harmonic, Inc. (a)	908,500	7,785,845
Ixia (a)	259,900	4,361,122
JDS Uniphase Corp. (a)	590,400	8,548,992

Common Stocks	Shares	Value

Communications Equipment (concluded)
Tellabs, Inc.	734,300	$4,978,554

		37,317,251

Construction & Engineering — 0.7%
URS Corp. (a)	206,000	8,571,660

Containers & Packaging — 0.6%
Packaging Corp. of America	83,500	2,157,640
Rock-Tenn Co., Class A	81,880	4,417,426

		6,575,066

Electric Utilities — 1.4%
Allete, Inc.	159,900	5,957,874
UIL Holdings Corp.	332,700	9,967,692

		15,925,566

Electrical Equipment — 0.7%
Regal-Beloit Corp.	112,000	7,477,120

Electronic Equipment, Instruments & Components — 1.8%
Checkpoint Systems, Inc. (a)	410,200	8,429,610
Ingram Micro, Inc., Class A (a)	439,500	8,390,055
ScanSource, Inc. (a)	136,600	4,357,540

		21,177,205

Energy Equipment & Services — 2.8%
CARBO Ceramics, Inc.	53,900	5,580,806
Oil States International, Inc. (a)	100,800	6,460,272
Pioneer Drilling Co. (a)	861,600	7,590,696
Superior Energy Services, Inc. (a)	316,900	11,088,331
Tetra Technologies, Inc. (a)	98,100	1,164,447

		31,884,552

Food & Staples Retailing — 0.1%
The Fresh Market, Inc. (a)	14,000	576,800

Food Products — 1.2%
Dean Foods Co. (a)	70,801	625,881
Del Monte Foods Co.	296,100	5,566,680
Diamond Foods, Inc.	153,704	8,173,979

		14,366,540

Gas Utilities — 1.7%
South Jersey Industries, Inc.	110,200	5,820,764
Southwest Gas Corp.	372,400	13,655,908

		19,476,672

Health Care Equipment & Supplies — 5.1%
CONMED Corp. (a)	387,300	10,236,339
Exactech, Inc. (a)	76,000	1,430,320
Hansen Medical, Inc. (a)	1,280,700	1,882,629
Invacare Corp.	161,700	4,876,872
Kinetic Concepts, Inc. (a)	210,700	8,824,116
MAKO Surgical Corp. (a)	162,100	2,467,162
Merit Medical Systems, Inc. (a)	182,200	2,884,226
OraSure Technologies, Inc. (a)(c)	2,697,000	15,507,750
Wright Medical Group, Inc. (a)	647,700	10,058,781

		58,168,195

Health Care Providers & Services — 6.3%
Brookdale Senior Living, Inc. (a)	325,300	6,964,673
Coventry Health Care, Inc. (a)	367,400	9,699,360
Health Net, Inc. (a)	381,200	10,402,948

MASTER VALUE OPPORTUNITIES LLC	DECEMBER 31, 2010	1

Schedule of Investments (continued)	Master Value Opportunities LLC (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Providers & Services (concluded)
Healthways, Inc. (a)	487,900	$5,444,964
LCA-Vision, Inc. (a)	573,600	3,298,200
Owens & Minor, Inc.	260,300	7,660,629
PharMerica Corp. (a)	568,800	6,512,760
Tenet Healthcare Corp. (a)	3,282,400	21,959,256

		71,942,790

Hotels, Restaurants & Leisure — 0.7%
Jack in the Box, Inc. (a)	217,713	4,600,276
Papa John’s International, Inc. (a)	131,000	3,628,700

		8,228,976

Household Durables — 1.0%
Furniture Brands International, Inc. (a)	216,300	1,111,782
KB Home	352,000	4,748,480
MDC Holdings, Inc.	215,900	6,211,443

		12,071,705

IT Services — 1.2%
Acxiom Corp. (a)	310,300	5,321,645
Convergys Corp. (a)	648,900	8,546,013

		13,867,658

Insurance — 3.2%
Amerisafe, Inc. (a)	122,000	2,135,000
Delphi Financial Group, Inc., Class A	153,200	4,418,288
The Hanover Insurance Group, Inc.	113,100	5,284,032
Infinity Property & Casualty Corp.	27,100	1,674,780
ProAssurance Corp. (a)	136,000	8,241,600
RLI Corp.	112,800	5,929,896
Safety Insurance Group, Inc.	113,000	5,375,410
Selective Insurance Group, Inc.	223,500	4,056,525

		37,115,531

Internet Software & Services — 1.6%
IAC/InterActiveCorp. (a)	355,400	10,199,980
ValueClick, Inc. (a)	525,400	8,422,162

		18,622,142

Leisure Equipment & Products — 0.3%
Leapfrog Enterprises, Inc. (a)	621,830	3,451,157

Life Sciences Tools & Services — 1.1%
Affymetrix, Inc. (a)	452,300	2,275,069
Pharmaceutical Product Development, Inc.	385,100	10,451,614

		12,726,683

Machinery — 9.4%
AGCO Corp. (a)	196,600	9,959,756
Altra Holdings, Inc. (a)	653,778	12,984,031
Astec Industries, Inc. (a)	201,200	6,520,892
Briggs & Stratton Corp.	475,500	9,362,595
CIRCOR International, Inc.	200,500	8,477,140
EnPro Industries, Inc. (a)(b)	259,700	10,793,132
IDEX Corp.	271,100	10,605,432
Kennametal, Inc.	196,500	7,753,890
RBC Bearings, Inc. (a)	205,500	8,030,940

Common Stocks	Shares	Value

Machinery (concluded)
Robbins & Myers, Inc.	408,100	$14,601,818
Terex Corp. (a)	283,400	8,796,736

		107,886,362

Media — 1.8%
Harte-Hanks, Inc.	919,000	11,735,630
Playboy Enterprises, Inc., Class B (a)	1,183,200	6,176,304
Regal Entertainment Group, Series A	230,600	2,707,244

		20,619,178

Metals & Mining — 1.4%
Carpenter Technology Corp.	262,200	10,550,928
Stillwater Mining Co. (a)	284,000	6,063,400

		16,614,328

Multi-Utilities — 2.1%
NorthWestern Corp.	219,900	6,339,717
OGE Energy Corp.	230,000	10,474,200
Vectren Corp.	292,600	7,426,188

		24,240,105

Multiline Retail — 1.2%
Big Lots, Inc. (a)	170,100	5,181,246
Fred’s, Inc.	371,114	5,106,529
Saks, Inc. (a)	332,500	3,557,750

		13,845,525

Oil, Gas & Consumable Fuels — 4.4%
Cabot Oil & Gas Corp., Class A	114,000	4,314,900
Frontier Oil Corp.	401,900	7,238,219
GeoResources, Inc. (a)	56,549	1,255,953
Oasis Petroleum, Inc. (a)	389,900	10,574,088
SM Energy Co.	205,600	12,116,008
Ship Finance International Ltd. (b)	293,100	6,307,512
Whiting Petroleum Corp. (a)	52,300	6,129,037
World Fuel Services Corp.	77,400	2,798,784

		50,734,501

Paper & Forest Products — 0.3%
Wausau Paper Corp.	335,920	2,892,271

Personal Products — 0.4%
Alberto-Culver Co.	116,800	4,326,272

Professional Services — 1.5%
Kelly Services, Inc., Class A (a)	294,800	5,542,240
Kforce, Inc. (a)	276,600	4,475,388
Resources Connection, Inc.	363,400	6,755,606

		16,773,234

Real Estate Investment Trusts (REITs) — 6.7%
AMB Property Corp.	166,100	5,267,031
Acadia Realty Trust	433,500	7,907,040
American Campus Communities, Inc.	389,300	12,364,168
BioMed Realty Trust, Inc.	645,800	12,044,170
CommonWealth REIT	283,675	7,236,549
Kilroy Realty Corp.	239,000	8,716,330
Lexington Corporate Properties Trust (b)	1,093,150	8,690,543
The Macerich Co. (b)	74,336	3,521,305
Omega Healthcare Investors, Inc.	132,300	2,968,812

2	MASTER VALUE OPPORTUNITIES LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Value Opportunities LLC (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
Senior Housing Properties Trust	120,000	$2,632,800
Winthrop Realty Trust	404,800	5,177,392

		76,526,140

Road & Rail — 2.4%
Marten Transport Ltd.	403,148	8,619,304
Railamerica, Inc. (a)	714,600	9,254,070
Vitran Corp., Inc. (a)	752,321	9,870,452

		27,743,826

Semiconductors & Semiconductor Equipment — 3.1%
DSP Group, Inc. (a)	929,237	7,563,989
Intersil Corp., Class A	306,600	4,681,782
MKS Instruments, Inc. (a)	359,800	8,811,502
PMC-Sierra, Inc. (a)	483,400	4,152,406
Teradyne, Inc. (a)	234,000	3,285,360
Zoran Corp. (a)	872,950	7,681,960

		36,176,999

Software — 2.1%
Bottomline Technologies, Inc. (a)	677,697	14,712,802
Novell, Inc. (a)	376,400	2,228,288
TIBCO Software, Inc. (a)	386,600	7,619,886

		24,560,976

Specialty Retail — 5.1%
Charming Shoppes, Inc. (a)	1,272,600	4,517,730
The Children’s Place Retail Stores, Inc. (a)	190,500	9,456,420
Collective Brands, Inc. (a)	217,461	4,588,427
Dress Barn, Inc. (a)	331,615	8,761,268
Express, Inc.	273,500	5,141,800
Genesco, Inc. (a)	203,900	7,644,211
Jo-Ann Stores, Inc. (a)	134,270	8,085,739
Penske Auto Group, Inc. (a)	303,200	5,281,744
The Talbots, Inc. (a)(b)	616,155	5,249,641

		58,726,980

Textiles, Apparel & Luxury Goods — 0.8%
G-III Apparel Group, Ltd. (a)	130,900	4,601,135
The Jones Group, Inc.	295,100	4,585,854

		9,186,989

Thrifts & Mortgage Finance — 1.6%
Dime Community Bancshares, Inc.	535,100	7,807,109
Provident Financial Services, Inc.	545,900	8,259,467
Provident New York Bancorp	224,100	2,350,809

		18,417,385

Total Common Stocks – 97.3%		1,119,459,374

Warrants (d)

Commercial Banks — 0.3%
Texas Capital Bancshares, Inc. (Expires 1/16/19)	291,000	3,346,500

Total Warrants – 0.3%		3,346,500

		Value

Total Long-Term Investments (Cost – $865,871,716) – 97.6%		$1,122,805,874

Short-Term Securities	Shares

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17%, (e)(f)	29,824,879	29,824,879

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.44% (e)(f)(g)	$20,556	20,556,050

Total Short-Term Securities (Cost – $50,380,929) – 4.4%		50,380,929

Total Investments (Cost – $916,252,645*) – 102.0%		1,173,186,803
Liabilities in Excess of Other Assets – (2.0)%		(23,058,490)

Net Assets – 100.0%		$1,150,128,313

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$942,735,378

Gross unrealized appreciation	$269,049,918
Gross unrealized depreciation	(38,598,493)

Net unrealized appreciation	$230,451,425

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

MASTER VALUE OPPORTUNITIES LLC	DECEMBER 31, 2010	3

Schedule of Investments (continued)	Master Value Opportunities LLC

(c)

Investments in companies (whereby the Master LLC held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at March 31, 2010	Shares Purchased	Shares Sold	Shares Held at December 31, 2010	Value at December 31, 2010	Realized Loss

OraSure Technologies, Inc.	2,718,030	134,900	(155,930)	2,697,000	$15,507,750	$(606,887)

(d)

Warrants entitle the Master LLC to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(e)	Investments in companies considered to be an affiliate of the Master LLC during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at March 31, 2010	Net Activity	Shares/ Beneficial Interest Held at December 31, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	8,483,801	21,341,078	29,824,879	$35,280
BlackRock Liquidity Series, LLC Money Market Series	$135,502,404	$(114,946,354)	$20,556,050	$216,751

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities.

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

MASTER VALUE OPPORTUNITIES LLC	DECEMBER 31, 2010	4

Schedule of Investments (concluded)	Master Value Opportunities LLC

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$1,122,805,874	—	—	$1,122,805,874
Short-Term Securities	29,824,879	$20,556,050	—	50,380,929

Total	$1,152,630,753	$20,556,050	—	$1,173,186,803

[1]	See above Schedule of Investments for values in each industry.

MASTER VALUE OPPORTUNITIES LLC	DECEMBER 31, 2010	5

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: February 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: February 25, 2011